                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

     Check here if Amendment [_]; Amendment Number: ________

     This Amendment (Check only one.):  [_] is a restatement.

                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust
Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number:  028-13413
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Pereira Gray
Title:  Managing Director of Investments
Phone:  +44 207 611 8666

Signature, Place, and Date of Signing:

/s/ Peter Pereira Gray    London, England   08/03/10
------------------------  ----------------  --------
(Name)                     (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          20 Items
Form 13F Information Table Value Total:  $1,546,631 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

          ITEM 1                 ITEM 2      ITEM 3      ITEM 4      ITEM 5            ITEM 6    ITEM 7   ITEM 8

                                                                                                          Voting
                                                      Market Value  Shares /         Investment  Other   Authority
Name of Issuer               Title of Class  CUSIP     (X $1,000)   Prn Amt.  SH/PRN Discretion Managers   Sole
---------------------------- -------------- --------- ------------ ---------- ------ ---------- -------- ----------
APPLE INC                    COM            037833100    120,734      480,000   SH      SOLE      NONE      480,000
BANK OF AMERICA CORPORATION  COM            060505104    103,464    7,200,000   SH      SOLE      NONE    7,200,000
BERKSHIRE HATHAWAY INC DEL   CL A           084670108     72,000          600   SH      SOLE      NONE          600
CISCO SYS INC                COM            17275R102     87,371    4,100,000   SH      SOLE      NONE    4,100,000
COCA COLA CO                 COM            191216100     80,192    1,600,000   SH      SOLE      NONE    1,600,000
EXXON MOBIL CORP             COM            30231G102     71,338    1,250,000   SH      SOLE      NONE    1,250,000
GENERAL ELECTRIC CO          COM            369604103     92,288    6,400,000   SH      SOLE      NONE    6,400,000
GOOGLE INC                   CL A           38259P508     80,091      180,000   SH      SOLE      NONE      180,000
HEWLETT PACKARD CO           COM            428236103     77,904    1,800,000   SH      SOLE      NONE    1,800,000
INFINITY PHARMACEUTICALS INC COM            45665G303        658      111,403   SH      SOLE      NONE      111,403
INTERNATIONAL BUSINESS MACHS COM            459200101     98,784      800,000   SH      SOLE      NONE      800,000
JOHNSON & JOHNSON            COM            478160104     82,684    1,400,000   SH      SOLE      NONE    1,400,000
JPMORGAN & CHASE & CO        COM            46625H100     91,525    2,500,000   SH      SOLE      NONE    2,500,000
MICROMET INC                 COM            59509C105      7,340    1,176,287   SH      SOLE      NONE    1,176,287
MICROSOFT CORP               COM            594918104     94,341    4,100,000   SH      SOLE      NONE    4,100,000
MORGAN STANLEY               COM NEW        617446448     63,828    2,750,000   SH      SOLE      NONE    2,750,000
PEPSICO INC                  COM            713448108     91,425    1,500,000   SH      SOLE      NONE    1,500,000
PROCTER & GAMBLE CO          COM            742718109     89,970    1,500,000   SH      SOLE      NONE    1,500,000
SCHLUMBERGER LTD             COM            806857108     83,010    1,500,000   SH      SOLE      NONE    1,500,000
WAL MART STORES INC          COM            931142103     57,684    1,200,000   SH      SOLE      NONE    1,200,000
                                                       1,546,631   41,548,290                            41,548,290